Payments, by Category - 12 months ended Dec. 31, 2023	CAD ($)	USD ($)	Copper Mountain Mine BC LTD CAD ($)
Payments:
Taxes	$ 1,280,000	$ 34,420,000	$ 1,280,000
Royalties		21,060,000
Fees	940,000	3,770,000	940,000
Infrastructure		11,480,000
Total Payments	$ 2,220,000	$ 70,730,000	$ 2,220,000